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GENERAL INFORMATION AND
24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700  / /  www.reservefunds.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

MFSEMI-ANNUAL 11/02

                                     [LOGO]

      SEMI-ANNUAL REPORT

       LOUISIANA MUNICIPAL MONEY-MARKET FUND
       MINNESOTA MUNICIPAL MONEY-MARKET FUND

       NOVEMBER 30, 2002

                     LOUISIANA MUNICIPAL MONEY-MARKET FUND
             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                                VALUE
 AMOUNT    TAX EXEMPT OBLIGATIONS--63.4%                               (NOTE 1)
---------  -----------------------------                               --------
           LOUISIANA--54.3%
 $10,000   Ascension Borden, Inc. Project, 1.19%, 12/01/09(a)......  $      10,000
  10,000   Calcasieu IDR for Citgo, 1.25%, 8/01/04(a)..............         10,000
  10,000   Louisiana Offshore Terminal Authority 1st Stage, 1.15%,
           9/01/06(a)..............................................         10,000
  10,000   Louisiana Public Facilities Authority for Kenner Hotel
           Limited, 1.15%, 12/01/15(a).............................         10,000
  10,000   Louisiana Public Financing Authority for Ciba Geigy
           Corp. Project, 1.15%, 12/01/04(a).......................         10,000
  10,000   Louisiana State University Argricultural College, 1.25%,
           7/01/30(a)..............................................         10,000
                                                                     -------------
                                                                            60,000
                                                                     -------------
           PUERTO RICO--9.1%
  10,000   Puerto Rico Highway Series A, 1.05%, 7/01/28(a).........         10,000
                                                                     -------------
                                                                            10,000
                                                                     -------------

                 TOTAL INVESTMENTS (COST $70,000)....................      63.4%        70,000
                 OTHER ASSETS, LESS LIABILITIES......................      36.6         40,372
                                                                       --------  -------------
                 NET ASSETS..........................................     100.0% $     110,372
                                                                       ========  =============
                 NET ASSETS VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 110,372 SHARES OF BENEFICIARY INTEREST, $.0001 PAR
                 VALUE OUTSTANDING.............................................          $1.00
                                                                                 =============

                     LOUISIANA MUNICIPAL MONEY-MARKET FUND
       STATEMENT OF ASSETS AND LIABILITIES--NOVEMBER 30, 2002 (UNAUDITED)


ASSETS
INVESTMENTS IN SECURITIES, AT VALUE (COST           $ 70,000
$70,000)..........................................
Cash..............................................    40,289
Interest Receivable...............................        83
                                                    --------
Total Assets......................................   110,372
                                                    --------
NET ASSETS........................................  $110,372
                                                    ========

-----------------

(a) Variable rate securities. The interest rates, as reported on November 30, 2002, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     MINNESOTA MUNICIPAL MONEY-MARKET FUND
             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                                VALUE
 AMOUNT    TAX-EXEMPT OBLIGATIONS--91.4%                               (NOTE 1)
---------  -----------------------------                               --------
           MINNESOTA--75.9%
 $10,000   Arden Hills Housing for Presbyterian Homes, 1.20%,
           9/01/29(a)..............................................  $      10,000
  10,000   Beltrami County for Northwood Panelboard, 1.15%,
           12/01/2(a)..............................................         10,000
  10,000   Cohasset for Minnesota Power & Light, 1.15%,
           12/01/07(a).............................................         10,000
  10,000   Duluth Tax for Lake Superior Paper, 1.15%, 9/01/10(a)...         10,000
  10,000   Hennepin County Series B, 1.05%, 12/01/20(a)............         10,000
  10,000   Mankato for Bethanny Lutheran College, 1.20%,
           11/01/15(a).............................................         10,000
  10,000   Minneapolis Convention Center, 1.10%, 12/01/18(a).......         10,000
  10,000   Minnesota Higher Education for State Olaf College,
           1.15%, 10/01/30(a)......................................         10,000
  12,000   New Brighton Unicare Homes, 1.25%, 12/01/14(a)..........         12,000
   6,000   University of Minnesota Regents, 1.25%, 7/01/08(a)......          6,000
                                                                     -------------
                                                                            98,000
                                                                     -------------
           PUERTO RICO--15.5%
  10,000   Puerto Rico Government Development Bank, 1.02%,
           12/01/15(a).............................................         10,000
  10,000   Puerto Rico Highway Series A, 1.05%, 7/01/28(a).........         10,000
                                                                     -------------
                                                                            20,000
                                                                     -------------

                 TOTAL INVESTMENTS (COST $118,000)...................      91.4%       118,000
                 OTHER ASSETS, LESS LIABILITIES......................       8.6         11,110
                                                                       --------  -------------
                 NET ASSETS..........................................     100.0% $     129,110
                                                                       ========  =============
                 NET ASSETS VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 129,110 SHARES OF BENEFICIARY INTEREST, $.0001 PAR
                 VALUE OUTSTANDING.............................................          $1.00
                                                                                 =============

                     MINNESOTA MUNICIPAL MONEY-MARKET FUND
       STATEMENT OF ASSETS AND LIABILITIES--NOVEMBER 30, 2002 (UNAUDITED)


ASSETS
INVESTMENTS IN SECURITIES, AT VALUE (COST           $118,000
$118,000).........................................
Cash..............................................    10,945
Interest Receivable...............................       165
                                                    --------
Total Assets......................................   129,110
                                                    --------
NET ASSETS........................................  $129,110
                                                    ========

-----------------

(a) Variable rate securities. The interest rates, as reported on November 30, 2002, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      RESERVE MUNICIPAL MONEY-MARKET TRUST
                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED)

                                                                             LOUISIANA MUNICIPAL  MINNESOTA MUNICIPAL
                                                                              MONEY-MARKET FUND    MONEY-MARKET FUND
                                                                             -------------------  -------------------
INTEREST INCOME (Note 1)...................................................         $ 525                $ 709
                                                                                    -----                -----

EXPENSES (Note 2)
  Comprehensive management fees............................................           441                  453
  Distribution (12b-1) fees................................................           109                  112
  Trustee fees.............................................................             1                    1
                                                                                    -----                -----
    Total expenses.........................................................           551                  566
    Less: expenses waived (Note 2 & 3).....................................          (242)                (170)
                                                                                    -----                -----
    Net Expenses...........................................................           309                  396
                                                                                    -----                -----

NET INVESTMENT INCOME, representing net increase in Net Assets from
  Investment Operations....................................................         $ 216                $ 313
                                                                                    =====                =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      RESERVE MUNICIPAL MONEY-MARKET TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                           LOUISIANA MUNICIPAL                      MINNESOTA MUNICIPAL
                                                            MONEY-MARKET FUND                        MONEY-MARKET FUND
                                                 ---------------------------------------  ---------------------------------------
                                                   SIX MONTHS ENDED       PERIOD ENDED      SIX MONTHS ENDED       PERIOD ENDED
                                                 NOVEMBER 30, 2002(A)   MAY 31, 2002(B)   NOVEMBER 30, 2002(A)   MAY 31, 2002(B)
                                                 ---------------------  ----------------  ---------------------  ----------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income........................        $    216             $    156            $    313             $    190
                                                       --------             --------            --------             --------

DIVIDENDS PAID SHAREHOLDERS FROM:
  Net investment income (Note 1)...............            (216)                (156)               (313)                (190)
                                                       --------             --------            --------             --------

FROM CAPITAL SHARE TRANSACTIONS (at net
  asset value of $1.00 per share):
  Net proceeds from sale of shares.............              --              110,000              18,607              110,000
  Dividends reinvested.........................             216                  156                 313                  190
                                                       --------             --------            --------             --------
                                                            216              110,156              18,920              110,190
                                                       --------             --------            --------             --------
  Net increase in net assets...................             216              110,156              18,920              110,190

NET ASSETS:
  Beginning of period..........................         110,156                   --             110,190                   --
                                                       --------             --------            --------             --------
  End of period................................        $110,372             $110,156            $129,110             $110,190
                                                       ========             ========            ========             ========

---------------

(a)  Unaudited.
(b)  From April 17, 2002 (Commencement of Operations) to May 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

     The Reserve Municipal Money-Market Trust (the "Trust") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

     A. The Trust's authorized shares of beneficial interest are unlimited and are divided into two (2) series (funds): The Louisiana Municipal Money-Market Fund and the Minnesota Municipal Money-Market Fund (the "Funds").

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purposes of compliance with Rule 2a-7 of the Investment Company Act of 1940 and for computing the portfolio average weighted life to maturity, the maturity of floating or variable rate instruments in which the Funds may invest will be deemed to be, for floating rate instruments: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instruments, and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next interest rate adjustment.

     C. It is the policy of each Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and each Fund, RMCI serves as each Fund's Investment Adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages each Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser RMCI receives a comprehensive management fee, which is accrued daily at the annual rate of 0.80% of the average daily net assets of each Fund. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent cost. Excluded from the definition of customary operating expenses are: interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's Distribution Plan and the fees of the disinterested Trustees and state (blue sky) and SEC registration fees for which each Fund pays its direct or allocated share. For the period ended November 30, 2002, RMCI voluntarily waived its comprehensive management fee of $242 for the Louisiana Municipal Money-Market Fund and $170 for the Minnesota Municipal Money-Market fund. As of November 30, 2002, Reserve Management Corporation owned 100 percent of the Louisiana Municipal Money-Market Fund's outstanding shares. Certain Officer/ Trustees of the Trust are also Officers of RMCI.

(3)  DISTRIBUTION ASSISTANCE:
--------------------------------------------------------------------------------

     The Funds have adopted a Rule 12b-1 Plan, with Resrv Partners, Inc., an affiliate of RMCI, which allows the Funds to pay distribution fees for the sale and distribution of its shares. The rate of distribution expenses is 0.20% per year of the Funds' average net assets respectively. The Plan requires RMCI to pay an equivalent amount from its own resources.

(4)  INVESTMENT CONCENTRATION:
--------------------------------------------------------------------------------

     The Funds invest substantially all of their assets in portfolios of tax-exempt debt obligations issued by states, territories and possessions of the United States and their subdivisions. The issuers' ability to meet their obligations may be affected by economic, regional or

--------------------------------------------------------------------------------
     political developments. In order to reduce the credit risk associated with such factors, the Funds invest substantially in investments which were backed by letters of credit, bond insurance of financial institutions, or financial guaranty assurance agencies or other credit enhancement arrangements as shown below as a percentage of each Fund's net assets:

      LOUISIANA MUNICIPAL MONEY-MARKET FUND 63.42%

      LETTER OF CREDIT

      Bank of America...................................  9.06%  Sun Trust Bank....................................  9.06%
      Bank of Nova Scotia...............................  9.06%  Union Bank of Switzerland.........................  9.06%
      Credit Suisse.....................................  9.06%  Westdeutsche Landesbank Girozentrale..............  9.06%

      BOND INSURANCE
      FGIC..............................................  9.06%

      MINNESOTA MUNICIPAL MONEY-MARKET FUND 91.44%

      LETTER OF CREDIT

      ABN/AMRO..........................................  7.75%  Landesbank Hesseb-Thurgen.........................  7.75%
      Bank of America...................................  9.29%  Toronto Dominion..................................  7.75%
      Bank of Nova Scotia...............................  7.75%  University of Minnesota...........................  4.65%
      Bay Hypo Und Vereubsbank..........................  7.75%  US Bank...........................................  7.75%
      Harris Trust & Savings Bank.......................  7.75%  Wachovia Bank & Trust Company.....................  7.75%
                                                                 Wells Fargo Bank..................................  7.75%

      BOND INSURANCE
      MBIA..............................................  7.75%

(5)  MANAGEMENT'S USE OF ESTIMATES:
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(6)  COMPOSITION OF NET ASSETS:
--------------------------------------------------------------------------------

     For the six months ended November 30, 2002, the composition of each Fund's net assets were as follows:

                                                   SIX MONTHS ENDED NOVEMBER 30, 2002
                                                ----------------------------------------
                                                LOUISIANA MUNICIPAL  MINNESOTA MUNICIPAL
                                                 MONEY MARKET FUND    MONEY MARKET FUND
                                                -------------------  -------------------
      Par Value...............................        $     11            $     13
      Additional Paid-in-Capital..............         110,361             129,097
                                                      --------            --------
      Net Assets..............................        $110,372            $129,110
                                                      ========            ========

(7)  FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------
     Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for each of the periods as indicated.

                                                             SIX MONTHS ENDED         PERIOD ENDED
                                                           NOVEMBER 30, 2002(A)     MAY 31, 2002(C)
                                                          -----------------------  ------------------
      LOUISIANA MUNICIPAL MONEY-MARKET FUND
      --------------------------------------------------
      Net asset value at beginning of period............          $1.0000               $1.0000
                                                                  -------               -------
      Net investment income.............................           0.0020                0.0014
      Dividends from net investment income..............          (0.0020)              (0.0014)
                                                                  -------               -------
      Net asset value at end of period..................          $1.0000               $1.0000
                                                                  =======               =======
      Total Return......................................            0.20%                 0.14%
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of period (millions)...............          $   0.1               $   0.1
      Ratio of expenses to average net assets...........             0.56%(b)(d)           1.04%(b)(d)
      Ratio of net investment income to average net
        assets..........................................             0.39%(b)(d)           0.36%(b)(d)
                                                             SIX MONTHS ENDED         PERIOD ENDED
                                                           NOVEMBER 30, 2002(A)     MAY 31, 2002(C)
                                                          -----------------------  ------------------

      MINNESOTA MUNICIPAL MONEY-MARKET FUND
      --------------------------------------------------
      Net asset value at beginning of period............          $1.0000               $1.0000
                                                                  -------               -------
      Net investment income.............................           0.0028                0.0017
      Dividends from net investment income..............          (0.0028)              (0.0017)
                                                                  -------               -------
      Net asset value at end of period..................          $1.0000               $1.0000
                                                                  =======               =======
      Total Return......................................             0.28%                 0.17%
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of period (millions)...............          $   0.1               $   0.1
      Ratio of expenses to average net assets...........             0.70%(b)(d)           1.04%(b)(d)
      Ratio of net investment income to average net
        assets..........................................             0.55%(b)(d)           0.36%(b)(d)

---------------

(a)  Unaudited.
(b)  Annualized.
(c)  From April 17, 2002 (Commencement of Operations) to May 31, 2002.
(d) Due to the voluntary waiver of certain expense by RMCI for certain funds, the actual expense ratios and net investment income amounted to:

                                            PERIOD   NET INVESTMENT  EXPENSE
                                            ENDED        INCOME       RATIO
                                           --------  --------------  -------

      Louisiana Municipal Money-Market
        Fund.............................  11/30/02       (0.05%)     1.00%
                                           5/31/02         0.00%      1.15%
      Minnesota Municipal Money-Market
        Fund.............................  11/30/02        0.25%      1.00%
                                           5/31/02         0.00%      1.40%